Intangibles (Details) - Schedule of intangible assets - Ambulnz, Inc. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 14,454,664	$ 12,882,706	$ 10,727,961	$ 8,375,853
Accumulated Amortization	(3,641,582)	(2,208,600)	(2,208,600)	(757,385)
Accumulated Amortization	$ 10,813,082	$ 10,674,106	$ 10,674,106	$ 9,970,576
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	15 years	15 years	15 years	15 years
Gross Carrying Amount	$ 37,530	$ 23,382	$ 17,197	$ 9,630
Accumulated Amortization	(5,605)	(4,107)	(4,107)	(2,783)
Accumulated Amortization	$ 31,925	$ 19,275	$ 19,275	$ 14,414
Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	5 years	5 years	5 years	5 years
Gross Carrying Amount	$ 294,147	$ 294,148	$ 279,249	$ 258,901
Accumulated Amortization	(204,874)	(161,332)	(161,332)	(103,120)
Accumulated Amortization	89,273	132,816	132,816	176,129
Operating licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,375,514	8,375,514	8,175,514	7,462,210
Accumulated Amortization
Accumulated Amortization	$ 8,375,514	$ 8,375,514	$ 8,375,514	$ 8,175,514
Estimated Useful Life (Years)	Indefinite	Indefinite	Indefinite	Indefinite
Internally developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 5,747,473	$ 4,189,662	$ 2,256,001	$ 645,112
Accumulated Amortization	(3,431,103)	(2,043,161)	(2,043,161)	(651,482)
Accumulated Amortization	$ 2,316,370	$ 2,146,501	$ 2,146,501	$ 1,604,519
Internally developed software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	4 years	4 years	4 years	4 years
Internally developed software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	5 years	5 years	5 years	5 years